                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                          Chicago, IL        November 14, 2008
------------------------------------   -------------------    -----------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         16

Form I3F Information Table Value Total:   $320,352 (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------- -------- ----------- --------    ------------------ ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                   TITLE OF               VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER             CLASS     CUSIP    (X$1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------- -------- ----------- --------    --------- --- ---- ---------- -------- --------- ------ ----
Air Transport Services Group, Inc. COM      00922R105      4,137    5,590,278 SH       Sole       None     5,590,278
Berkshire Hathaway                 A        084670 10 8    2,090           16 SH       Sole       None            16
Berkshire Hathaway                 B        084670 20 7   18,002         4096 SH       Sole       None          4096
CompuCredit Corporation            COM      20478N 10 0    8,099    2,066,097 SH       Sole       None     2,066,097
Cryptologic Ltd.                   COM      228906103      6,128    1,114,207 SH       Sole       None     1,114,207
Fairfax Finl Hldngs Ltd            SUB VTG  303901 10 2  101,440      308,798 SH       Sole       None       308,798
Harvest Nat Res Inc.               COM      41754V 10 3   57,813    5,712,701 SH       Sole       None     5,712,701
Jackson Hewitt Tax Services        COM      468202106      1,750      114,096 SH       Sole       None       114,096
MDC Holdings Inc.                  COM      552676108        666       18,201 SH       Sole       None        18,201
Pinnacle Airlines Corp.            COM      723443107     11,044    2,774,973 SH       Sole       None     2,774,973
Pinnacle Airlines Corp.            COM      723443107         78       70,800 SH  Call Sole       None        70,800
Sears Holdings Corporation         COM      812350106     48,069      514,111 SH       Sole       None       514,111
Sears Holdings Corporation         COM      812350106         19         2500 SH  Call Sole       None          2500

----------

Ternium S.A.                       SPON ADR 880890108     31,381    1,778,944 SH       Sole       None     1,778,944
Wellcare Health Plans Inc.         COM      94946T 10 6   29,460      818,330 SH       Sole       None       818,330
Wellcare Health Plans Inc.         COM      94946T 10 6      176       15,400 SH  Put  Sole       None        15,400

                                POWER OF ATTORNEY

     Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

     (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

     (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

     This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


By: /s/ Mohnish Pabrai
    --------------------------------
    Mohnish Pabrai